UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):        [ ] is a restatement.
                                        [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ken Roberts Investment Management Inc.
Address:     601 W. Riverside Ave., Suite 1670
             Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kenneth M. Roberts
Title:       President, Chief Investment Officer
Phone:       509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       August 12, 2003

Report Type (Check only one):

[X]          13F HOLDING REPORT
[ ]          13F NOTICE
[ ]          13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F INFORMATION TABLE

                      Title of                      Value          Invstmt Voting Aut
Name of Issuer          Class    CUSIP             (x$1000) Shares Dscretn   None

AP Pharma Inc.           Com    00202J104                56   33400  Sole     33400
Actel Corp.              Com    004934105              3978  193301  Sole    193301
American Express         Com    025816109               261    6250  Sole      6250
Am. Int'l. Group         Com    026874107              9078  164516  Sole    164516
Annadarko                Com    032511107             10433  234616  Sole    234616
Applied Mtrls. Inc. D    Com    038222105               471   29708  Sole     29708
BP Amoco                 Com    055622104               334    7946  Sole      7946
Banner Corp.             Com    06652V109              1345   65626  Sole     65626
Baxter International     Com    071813109              4896  188299  Sole    188299
Boise Cascade            Com    097383103               454   19000  Sole     19000
Bristol Myers Squibb     Com    110122108              1226   45152  Sole     45152
Bldg. Mtrls. Holding     Com    120113105               256   17300  Sole     17300
Cardinal Health          Com    14149Y108             15290  237795  Sole    237795
Cascade Nat. Gas         Com    147339105               439   23000  Sole     23000
Celestica                Com    15101Q108               760   48225  Sole     48225
Chevron Corp.            Com    166751107             13204  182883  Sole    182883
Cisco Systems Inc.       Com    17275R102              5266  313620  Sole    313620
Citigroup                Com    172967101             16958  396219  Sole    396219
Clorox                   Com    189054109               256    6000  Sole      6000
Coca Cola Co.            Com    191216100             13066  281524  Sole    281524
Conoco-Philips           Com    20825C104               365    6662  Sole      6662
Costco                   Com    2160K105              15117  413040  Sole    413040
Disney                   Com    254687106              5779  292599  Sole    292599
EMC Corp                 Com    268648102               679   64817  Sole     64817
EOG Resources            Com    26875P101              4983  119100  Sole    119100
Eden Bioscience          Com    279445100               138   85350  Sole     85350
Eli Lilly & Co           Com    532457108               393    5705  Sole      5705
Emerson Electric         Com    291011104              4492   87902  Sole     87902
Equity Oil Corp.         Com    294749106                33   12000  Sole     12000
Express Scripts          Com    302182100             13565  198286  Sole    198286
Exxon Mobil              Com    30231G102              1876   52229  Sole     52229
First Indus. Realty T    Com    32054K103               341   10800  Sole     10800
General Electric         Com    369604103             11129  388050  Sole    388050
Gillette Co.             Com    375766102               294    9235  Sole      9235
HealthSouth              Com    421924101               660 1268541  Sole   1268541
Hewlett Packard          Com    428236103               445   20883  Sole     20883
Home Depot               Com    437076102             17534  529410  Sole    529410
Home Properties of N.    Com    437306103               529   15000  Sole     15000
ICOS Corp.               Com    449295104              1207   32750  Sole     32750
Intel Corp.              Com    458140100              6866  329947  Sole    329947
Intl Bus.Machines        Com    459200101               480    5813  Sole      5813
Istar Financial Inc.     Com    45031U101               934   25589  Sole     25589
Johnson & Johnson        Com    478160104               368    7113  Sole      7113
Keytronic                Com    493144109               489  193350  Sole    193350
LSI Logic Corp.          Com    502161102               630   88942  Sole     88942
Lattice Semiconductor    Com    518415104              7687  927255  Sole    927255
Managed Municipal        Com    561662107               287   26508  Sole     26508
McDonald's Corp.         Com    580135101               270   12232  Sole     12232
Mentor Graphics          Com    587200106              4101  282275  Sole    282275
Merck & Co.              Com    589331107              5838   96418  Sole     96418
Metris Companies         Com    591598107               107   19300  Sole     19300
Microsoft                Com    594918104             14932  582364  Sole    582364
Nordstrom                Com    655664100             10478  536806  Sole    536806
Officemax                Com    67622M108              3439  525070  Sole    525070
Oracle Corp.             Com    68389X105              4573  380727  Sole    380727
Pfizer Inc.              Com    717081103              1117   32719  Sole     32719
Plum Creek Timb.         Com    729251108              1503   57900  Sole     57900
Putnam Mast.Intrm. In    Com    746909100               346   53672  Sole     53672
Qualcomm                 Com    747525103              8041  223727  Sole    223727
Railamerica              Com    750753105               284   33600  Sole     33600
Schlumberger             Com    806857108              2755   57905  Sole     57905
Scudder Inter Govt TR    Com    811163104               476   66700  Sole     66700
Semitool                 Com    816909105               280   57800  Sole     57800
Shurgard Storage         Com    82567D104              1138   34394  Sole     34394
Siebel Systems           Com    826170102               167   17640  Sole     17640
Starbucks                Com    855244109             14684  598133  Sole    598133
Sun Microsystems         Com    866810104                99   21313  Sole     21313
Texas Instruments        Com    882508104              9275  527004  Sole    527004
Verizon Comm.            Com    92343V104               392    9932  Sole      9932
Wal-Mart                 Com    931142103             14898  277578  Sole    277578
Wash. Fed S & L          Com    938824109               285   12297  Sole     12297
Wash. Mut. Bank          Com    939322103              1580   38252  Sole     38252
Watchguard Tech.         Com    941105108               124   27275  Sole     27275
Weyerhauser              Com    962166104              7985  147875  Sole    147875


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:          74

Form 13F Information Table Value Total:  $     304,494